Cover	Nov. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2025
Entity File Number	001-34024
Entity Registrant Name	SINGULARITY FUTURE TECHNOLOGY LTD.
Entity Central Index Key	0001422892
Entity Tax Identification Number	11-3588546
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	48 Wall Street
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	702
Local Phone Number	849-4548
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	SGLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false